UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00790

Fidelity Trend Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Trend Fund Fidelity® Trend Fund : FTRNX

This semi-annual shareholder report contains information about Fidelity® Trend Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Trend Fund	$ 42	0.77%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$5,021,722,454
Number of Holdings	100
Portfolio Turnover	123%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	43.3
Industrials	22.9
Communication Services	13.8
Consumer Discretionary	10.2
Health Care	3.9
Financials	1.5
Real Estate	1.2
Materials	1.2
Consumer Staples	0.5
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Preferred Stocks - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.1
Taiwan - 1.0
Canada - 0.6
France - 0.1
Italy - 0.1
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	14.2
Alphabet Inc Class A	10.7
Broadcom Inc	4.1
Micron Technology Inc	4.0
Tesla Inc	3.5
Eli Lilly & Co	3.4
Meta Platforms Inc Class A	2.8
Howmet Aerospace Inc	2.7
Sterling Infrastructure Inc	2.7
Sandisk Corp	2.1
50.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915924.102    5-TSRS-0826

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Trend Fund

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Trend Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
DroneShield Ltd (a)(b)	3,787,307	6,370,317
CANADA - 0.6%
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Aritzia Inc Subordinate Voting Shares (a)	265,690	29,297,556
FRANCE - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Hermes International SCA	3,767	6,888,693
ITALY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA (d)	70,275	6,632,467
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	101,636	48,538,305
UNITED STATES - 95.4%
Communication Services - 13.8%
Diversified Telecommunication Services - 0.3%
Space Exploration Technologies Corp (c)	88,895	15,188,600
Entertainment - 0.0%
Netflix Inc (a)	24,424	1,743,873
Interactive Media & Services - 13.5%
Alphabet Inc Class A	1,503,240	537,212,879
Meta Platforms Inc Class A	250,555	141,135,126
		678,348,005
TOTAL COMMUNICATION SERVICES		695,280,478
Consumer Discretionary - 9.4%
Automobiles - 3.5%
Tesla Inc (a)	414,173	174,201,164
Broadline Retail - 0.8%
Amazon.com Inc (a)	171,529	40,882,222
Hotels, Restaurants & Leisure - 2.7%
Booking Holdings Inc	240,336	42,837,489
Brinker International Inc (a)(d)	94,023	15,795,864
Darden Restaurants Inc (d)	137,516	28,329,671
Dutch Bros Inc Class A (a)	188,911	13,565,699
Texas Roadhouse Inc	118,785	22,952,826
Wingstop Inc	64,200	11,132,921
		134,614,470
Household Durables - 1.7%
Garmin Ltd	105,200	24,989,208
SharkNinja Inc (a)(d)	337,900	51,452,033
Somnigroup International Inc	102,890	8,066,576
		84,507,817
Specialty Retail - 0.7%
Ross Stores Inc	168,196	35,800,519
Wayfair Inc Class A (a)	13,724	1,268,372
		37,068,891
TOTAL CONSUMER DISCRETIONARY		471,274,564
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Performance Food Group Co (a)	232,556	25,997,435
Financials - 1.5%
Capital Markets - 1.3%
Cboe Global Markets Inc	89,588	21,740,320
Robinhood Markets Inc Class A (a)	455,532	45,680,749
		67,421,069
Financial Services - 0.2%
Remitly Global Inc (a)	340,900	7,639,569
TOTAL FINANCIALS		75,060,638
Health Care - 3.7%
Biotechnology - 0.1%
Alnylam Pharmaceuticals Inc (a)	11,613	3,495,861
Health Care Equipment & Supplies - 0.2%
Medline Inc Class A	74,800	2,950,112
TransMedics Group Inc (a)	102,200	6,788,124
		9,738,236
Pharmaceuticals - 3.4%
Eli Lilly & Co	142,337	170,723,268
TOTAL HEALTH CARE		183,957,365
Industrials - 22.6%
Aerospace & Defense - 7.8%
ATI Inc (a)	438,861	86,499,503
Axon Enterprise Inc (a)	67,494	37,837,811
Boeing Co (a)	165,916	35,915,837
Carpenter Technology Corp	5,524	3,407,424
FTAI Aviation Ltd	51,817	14,018,053
Howmet Aerospace Inc	510,179	137,166,726
Leonardo DRS Inc	143,134	6,107,528
Mercury Systems Inc (a)	236,735	28,959,793
TransDigm Group Inc	31,114	41,445,093
		391,357,768
Building Products - 0.3%
Trane Technologies PLC	27,997	13,751,007
Construction & Engineering - 7.7%
Comfort Systems USA Inc	27,100	53,710,845
Construction Partners Inc Class A (a)	546,900	64,955,313
EMCOR Group Inc	39,152	32,491,462
Granite Construction Inc (d)	292,765	46,280,291
MasTec Inc (a)	133,637	55,601,010
Sterling Infrastructure Inc (a)	161,233	135,332,531
		388,371,452
Electrical Equipment - 1.7%
Bloom Energy Corp Class A (a)	38,424	11,630,944
GE Vernova Inc	41,346	48,575,762
Nextpower Inc Class A (a)	190,856	22,738,584
		82,945,290
Ground Transportation - 0.0%
XPO Inc (a)	15,367	3,154,691
Machinery - 3.4%
CECO Environmental Corp (a)	33,512	3,040,878
ESCO Technologies Inc (d)	57,214	20,027,189
Federal Signal Corp	76,449	9,822,932
RBC Bearings Inc (a)	126,228	81,298,406
Westinghouse Air Brake Technologies Corp	215,102	57,991,499
		172,180,904
Passenger Airlines - 0.6%
Delta Air Lines Inc	303,970	28,469,830
Trading Companies & Distributors - 1.1%
WW Grainger Inc	23,897	32,509,479
Xometry Inc Class A (a)	210,664	20,333,289
		52,842,768
TOTAL INDUSTRIALS		1,133,073,710
Information Technology - 41.3%
Communications Equipment - 1.2%
Arista Networks Inc (a)	309,142	52,517,043
Lumentum Holdings Inc (a)	10,325	8,859,469
		61,376,512
Electronic Equipment, Instruments & Components - 5.1%
Amphenol Corp Class A	378,195	66,683,342
Coherent Corp (a)	134,366	53,003,356
Corning Inc	291,300	74,406,759
Flex Ltd (a)	312,137	50,588,044
nLight Inc (a)	184,168	12,821,776
		257,503,277
IT Services - 0.4%
Cloudflare Inc Class A (a)	88,647	21,743,336
Semiconductors & Semiconductor Equipment - 28.0%
Advanced Micro Devices Inc (a)	102,189	59,362,612
Astera Labs Inc (a)	29,100	14,055,882
Broadcom Inc	548,710	207,275,203
Intel Corp (a)	353,455	49,352,922
Lam Research Corp	37,700	16,336,541
MACOM Technology Solutions Holdings Inc (a)	67,210	25,564,668
Marvell Technology Inc	324,452	96,651,006
Micron Technology Inc	174,700	201,654,463
Monolithic Power Systems Inc	16,417	22,694,204
NVIDIA Corp	3,546,460	709,611,182
		1,402,558,683
Software - 3.2%
Cadence Design Systems Inc (a)	121,437	45,577,735
Canva Inc Class A (a)(e)(f)	3,000	3,811,890
Oracle Corp	60,055	8,801,060
Palantir Technologies Inc Class A (a)	372,119	43,415,124
Palo Alto Networks Inc (a)	152,656	52,058,749
Plaid Inc/DE Class A (a)(e)(f)	16,919	4,707,035
		158,371,593
Technology Hardware, Storage & Peripherals - 3.4%
Apple Inc	97,055	28,083,835
Sandisk Corp (a)	46,000	104,591,580
Seagate Technology Holdings PLC	11,410	11,010,650
Western Digital Corp	45,353	28,967,868
		172,653,933
TOTAL INFORMATION TECHNOLOGY		2,074,207,334
Materials - 1.2%
Construction Materials - 1.2%
Suncrete Inc Class A	1,007,182	22,691,810
Vulcan Materials Co	120,224	35,467,283
TOTAL MATERIALS		58,159,093
Real Estate - 1.2%
Health Care REITs - 1.1%
Welltower Inc	240,228	54,524,549
Specialized REITs - 0.1%
Iron Mountain Inc	35,767	4,517,730
TOTAL REAL ESTATE		59,042,279
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Talen Energy Corp (a)	36,686	14,096,962
TOTAL UNITED STATES		4,790,149,858
TOTAL COMMON STOCKS (Cost $2,761,114,987)		4,887,877,196

Convertible Preferred Stocks - 1.4%
	Shares	Value ($)
UNITED STATES - 1.4%
Health Care - 0.2%
Health Care Technology - 0.2%
Oura Inc Series E (e)(f)	159,921	9,189,061
Industrials - 0.2%
Aerospace & Defense - 0.2%
Anduril Industries Inc Series H (e)(f)	123,400	8,508,430
Information Technology - 1.0%
Software - 1.0%
Anthropic PBC Series F (e)(f)	20,900	12,310,309
Anthropic PBC Series G (e)(f)	21,100	12,428,111
Anthropic PBC Series H (e)(f)	28,200	16,610,082
Databricks Inc Series L (e)(f)	36,300	7,228,056
OpenAI Group Pbc Series A-3 (e)(f)	4,673	3,213,575
TOTAL INFORMATION TECHNOLOGY		51,790,133
TOTAL UNITED STATES		69,487,624
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $50,430,900)		69,487,624

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	61,470,682	61,482,976
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	41,880,546	41,884,734
TOTAL MONEY MARKET FUNDS (Cost $103,365,997)			103,367,710

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $2,914,911,884)	5,060,732,530
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(39,010,076)
NET ASSETS - 100.0%	5,021,722,454

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,370,317 or 0.1% of net assets.

(c)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $15,188,600 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $78,006,549 or 1.6% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Series H	5/12/2026	8,508,763

Anthropic PBC Series F	8/18/2025	2,946,223

Anthropic PBC Series G	1/27/2026	5,467,778

Anthropic PBC Series H	5/28/2026	16,610,068

Canva Inc Class A	8/19/2025	4,938,420

Databricks Inc Series L	12/18/2025	6,897,000

OpenAI Group Pbc Series A-3	8/4/2025	1,434,100

Oura Inc Series E	9/24/2025	8,566,968

Plaid Inc/DE Class A	3/31/2025	3,451,080

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Space Exploration Technologies Corp	12/8/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	430,902,819	369,421,555	150,362	-	1,712	61,482,976	61,470,682	0.1%
Fidelity Securities Lending Cash Central Fund	16,672,572	367,591,284	342,379,122	52,302	-	-	41,884,734	41,880,546	0.1%
Total	16,672,572	798,494,103	711,800,677	202,664	-	1,712	103,367,710

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	695,280,478	680,091,878	15,188,600	-
Consumer Discretionary	514,093,280	507,204,587	6,888,693	-
Consumer Staples	25,997,435	25,997,435	-	-
Financials	75,060,638	75,060,638	-	-
Health Care	183,957,365	183,957,365	-	-
Industrials	1,139,444,027	1,133,073,710	6,370,317	-
Information Technology	2,122,745,639	2,114,226,714	-	8,518,925
Materials	58,159,093	58,159,093	-	-
Real Estate	59,042,279	59,042,279	-	-
Utilities	14,096,962	14,096,962	-	-

Convertible Preferred Stocks
Health Care	9,189,061	-	-	9,189,061
Industrials	8,508,430	-	-	8,508,430
Information Technology	51,790,133	-	-	51,790,133

Money Market Funds	103,367,710	103,367,710	-	-
Total Investments in Securities:	5,060,732,530	4,954,278,371	28,447,610	78,006,549
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2026 ($)
Common Stocks	8,555,364	-	(36,439)	-	-	-	-	-	8,518,925	(36,439)
Convertible Preferred Stocks	32,313,088	-	9,382,942	39,153,577	(11,361,983)	-	-	-	69,487,624	16,329,813

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $69,477,625) - See accompanying schedule:
Unaffiliated issuers (cost $2,811,545,887)	$4,957,364,820
Fidelity Central Funds (cost $103,365,997)	103,367,710

Total Investment in Securities (cost $2,914,911,884)		$5,060,732,530
Foreign currency held at value (cost $115,298)		115,307
Receivable for investments sold		10,828,984
Receivable for fund shares sold		2,179,439
Dividends receivable		551,852
Distributions receivable from Fidelity Central Funds		69,918
Other receivables		2,140
Total assets		5,074,480,170
Liabilities
Payable to custodian bank	$2,669,748
Payable for investments purchased	2,687,968
Payable for fund shares redeemed	2,328,789
Accrued management fee	3,080,520
Other payables and accrued expenses	109,441
Collateral on securities loaned	41,881,250
Total liabilities		52,757,716
Net Assets		$5,021,722,454
Net Assets consist of:
Paid in capital		$1,970,317,893
Total accumulated earnings (loss)		3,051,404,561
Net Assets		$5,021,722,454
Net Asset Value, offering price and redemption price per share ($5,021,722,454 ÷ 21,613,078 shares)		$232.35
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$7,807,940
Income from Fidelity Central Funds (including $52,302 from security lending)		202,664
Security lending		21,137
Total income		8,031,741
Expenses
Management fee
Basic fee	$13,880,052
Performance adjustment	3,594,433
Custodian fees and expenses	28,487
Independent trustees' fees and expenses	5,171
Registration fees	46,004
Audit fees	41,025
Legal	3,659
Interest	227,156
Miscellaneous	8,571
Total expenses		17,834,558
Net Investment income (loss)		(9,802,817)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $376,825)	928,456,819
Foreign currency transactions	(4,790)
Total net realized gain (loss)		928,452,029
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $342,666)	(130,839,275)
Fidelity Central Funds	1,712
Assets and liabilities in foreign currencies	(4,022)
Total change in net unrealized appreciation (depreciation)		(130,841,585)
Net gain (loss)		797,610,444
Net increase (decrease) in net assets resulting from operations		$787,807,627
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(9,802,817)	$(17,462,309)
Net realized gain (loss)	928,452,029	294,161,733
Change in net unrealized appreciation (depreciation)	(130,841,585)	416,305,131
Net increase (decrease) in net assets resulting from operations	787,807,627	693,004,555
Distributions to shareholders	(61,908,135)	(357,666,117)

Share transactions
Proceeds from sales of shares	248,684,975	595,315,831
Reinvestment of distributions	55,680,281	322,347,692
Cost of shares redeemed	(483,696,842)	(768,332,024)

Net increase (decrease) in net assets resulting from share transactions	(179,331,586)	149,331,499
Total increase (decrease) in net assets	546,567,906	484,669,937

Net Assets
Beginning of period	4,475,154,548	3,990,484,611
End of period	$5,021,722,454	$4,475,154,548

Other Information
Shares
Sold	1,212,100	3,131,775
Issued in reinvestment of distributions	287,263	1,680,489
Redeemed	(2,398,980)	(4,228,850)
Net increase (decrease)	(899,617)	583,414

Financial Highlights
Fidelity® Trend Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$198.78	$181.97	$149.46	$108.61	$171.87	$151.69
Income from Investment Operations
Net investment income (loss) A,B	(.44)	(.79)	(.33)	.06 C	(.01)	(.66)
Net realized and unrealized gain (loss)	36.76	33.95	60.62	47.80	(57.45)	34.24
Total from investment operations	36.32	33.16	60.29	47.86	(57.46)	33.58
Distributions from net investment income	-	(.39)	(.83)	(.07)	(.01)	-
Distributions from net realized gain	(2.75)	(15.96)	(26.94)	(6.94)	(5.79)	(13.40)
Total distributions	(2.75)	(16.35)	(27.78) D	(7.01)	(5.80)	(13.40)
Net asset value, end of period	$232.35	$198.78	$181.97	$149.46	$108.61	$171.87
Total Return E,F	18.54%	18.73%	40.16%	44.39%	(33.64)%	22.86%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.77% I	.74%	.60%	.53%	.58%	.73%
Expenses net of fee waivers, if any	.77 % I	.74%	.60%	.52%	.57%	.73%
Expenses net of all reductions, if any	.77% I	.74%	.60%	.52%	.57%	.73%
Net investment income (loss)	(.43)% I	(.42)%	(.18)%	.04% C	(.01)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$5,021,722	$4,475,155	$3,990,485	$2,868,350	$2,101,552	$3,582,408
Portfolio turnover rate J	123 % I	60%	64%	38%	34%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.02)%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Trend Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$8,518,925	Market comparable	Enterprise value/Revenue multiple (EV/R)	8.0	Increase
			Enterprise value/Gross profit multiple (EV/GP)	16.0	Increase
Convertible Preferred Stocks	$69,487,624	Market comparable	Enterprise value/Revenue multiple (EV/R)	15.5 - 31.1 / 19.3	Increase
			Enterprise value/Gross profit multiple (EV/GP)	12.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,181,013,852
Gross unrealized depreciation	(38,979,781)
Net unrealized appreciation (depreciation)	$2,142,034,071
Tax cost	$2,918,698,459

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Trend Fund	2,831,076,273	3,149,812,599
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Trend Fund	.65

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Trend Fund	.60

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Trend Fund	Russell 1000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .16%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Trend Fund	$2,140

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Trend Fund	16,975

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Trend Fund	Borrower	22,256,660	3.87%	225,035

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Trend Fund	779,589,573	787,247,242	411,717,371
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Trend Fund	2,846
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Trend Fund	7,732	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Trend Fund	27,219,187
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Trend Fund	6,178,000	4.12%	2,121
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Trend Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.705631.128
TRE-SANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Trend Fund’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026